Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock Compensation Grant and Award Practices; Timing Issues. The compensation committee generally approves equity awards at its first regular meeting of the year, following the availability of year-end financial results. The awards are priced at the fair market value of our common stock on the date of grant.

In 2025, the Company did not grant stock options or stock appreciation rights and currently utilizes restricted stock and restricted stock units as its preferred forms of equity compensation. The compensation committee does not consider material non-public information when determining the timing or terms of equity awards. Further, the Company has not timed the public release of material non-public information to affect the value of executive compensation. The release of such information follows established disclosure schedules or is made in accordance with the applicable requirements of federal securities laws. The compensation committee’s decisions are subject to review by the full board of directors.

Award Timing Method	The compensation committee generally approves equity awards at its first regular meeting of the year, following the availability of year-end financial results. The awards are priced at the fair market value of our common stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee does not consider material non-public information when determining the timing or terms of equity awards. Further, the Company has not timed the public release of material non-public information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false